Revenue (Details) € in Thousands	1 Months Ended							3 Months Ended	12 Months Ended	15 Months Ended
	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€) shares	May 31, 2021 EUR (€)	Mar. 31, 2023 EUR (€) director	Dec. 31, 2022 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income			€ 71,210					€ 70,652	€ 71,210	€ 70,652
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issuance of ordinary shares (in shares) | shares			9,381,586	9,381,586		3,989,976
Proceeds from issuing shares			€ 14,122	$ 15,000,000		€ 23,223
Deferred income			€ 72,777			€ 2,144		€ 70,652	72,777	70,652
Up-front payment received	€ 56,254	$ 60,000,000			€ 17,651
Number of performance obligations in collaboration agreement			1	1		1
Discount on share issue			€ 451	$ 480,000
Consideration payable upon exercise of option to further expand partnership | $											$ 50,000,000
Revenue from amendments and restatements of collaboration agreement										0
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate							8.00%	5.10%
Up-front payment received							€ 419
Reimbursements received									€ 272
Number of performance obligations in collaboration agreement							1
Number of board members in associate that entity has right to appoint | director								1
Number of board members in associate | director								3
Investments in associates accounted for using equity method								€ 0		€ 0